Schedule of Bank Investments, Deby and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Bank Investments, Deby and Equity Securities (Tables):
Marketable Securities

  The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2013 and 2012 are summarized as follows:

	Amortized	Gross Unrealized		Fair
December 31, 2013	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$112,863	$-	$7,791	$105,072
U.S. Government sponsored agency mortgage backed securities	168,045	27	10,649	157,423
States and political subdivisions	45,237	1,240	140	46,337
Corporate bonds	20,747	280	145	20,882
	$346,892	$1,547	$18,725	$329,714
Held-to-maturity securities
States and political subdivisions	$27,839	$756	$-	$28,595

	Amortized	Gross Unrealized		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$143,897	$400	$280	$144,017
U.S. Government sponsored agency mortgage backed securities	131,917	1,856	55	133,718
States and political subdivisions	47,273	3,306	-	50,579
Corporate bonds	16,884	529	9	17,404
	$339,971	$6,091	$344	$345,718
Held-to-maturity securities
States and political subdivisions	$31,755	$1,665	$-	$33,420

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value

 The following table shows the Corporation’s investments’ gross unrealized losses and fair value of the Corporation’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2013 and 2012:

	Less than 12 months		12 months or Greater		Total
December 31, 2013	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$ 100,533	$ 7,330	$ 4,539	$ 461	$ 105,072	$ 7,791
US Government sponsored agency mortgage
backed securities	144,134	10,073	8,698	576	152,832	10,649
States and political subdivisions	2,615	140	-	-	2,615	140
Corporate bonds	8,590	121	582	24	9,172	145
	$ 255,872	$ 17,664	$ 13,819	$ 1,061	$ 269,691	$ 18,725

	Less than 12 months		12 months or Greater		Total
December 31, 2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$ 68,979	$ 280	$ -	$ -	$ 68,979	$ 280
US Government sponsored agency mortgage
backed securities	12,881	55	-	-	12,881	55
Corporate bonds	1,719	9	-	-	1,719	9
	$ 83,579	$ 344	$ -	$ -	$ 83,579	$ 344

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2013, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale		Held-to-Maturity
December 31, 2013	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Within one year	$ 5,841	$ 5,920	$ 3,135	$ 3,208
One to five years	26,404	26,489	7,043	7,305
Five to ten years	131,468	124,308	16,554	16,953
After ten years	15,134	15,574	1,107	1,129
Mortgage-backed securities	168,045	157,423	-	-
Total	$ 346,892	$ 329,714	$ 27,839	$ 28,595